OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Property and Equipment (Details) $ in Millions	5 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 USD ($) FlightHour	Mar. 31, 2019 USD ($)	Oct. 31, 2019
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Construction in progress | $	$ 7.8	$ 7.8	$ 51.7
Useful lives	30 years
Minimum
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Property and equipment, salvage value percentage				5.00%
Maximum
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Property and equipment, salvage value percentage				25.00%
Aircraft
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Useful lives		30 years
Aircraft | Minimum
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Useful lives			5 years
Property and equipment, salvage value percentage	5.00%	5.00%	30.00%
Aircraft | Maximum
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Useful lives			15 years
Property and equipment, salvage value percentage	25.00%	25.00%	50.00%
Useful lives flight hour restriction | FlightHour		30,000